Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

13.   Commitments and Contingencies

Accrued Expense

Accrued expenses as of September 30, 2021 and December 31, 2020 were as follows:

	As of
(in thousands)	September 30, 2021	December 31, 2020
Vendor payments	$5,254	$3,896
Employee commissions and bonuses	8,372	11,344
Payroll and other employee related expense	8,810	6,957
401k and pension expense	1,459	1,358
Other taxes	1,232	1,864
Total accrued expense	$25,127	$25,419

Operating Leases

The Company and its subsidiaries have entered into operating lease agreements for certain of its office space and data centers. The offices are located in the United States, Israel, Belgium, Finland, France, Japan, Singapore, the United Kingdom, Germany, Poland and the United Arab Emirates. The data centers are premises used to house computing and networking equipment. The data centers are located in the United States, Netherlands, Germany and Singapore.

For the three months ended September 30, 2021 and September 30, 2020, office and data center rent expense was $1.5 million and $1.8 million, respectively. For the nine months ended September 30, 2021 and September 30, 2020, office and data center rent expense was $3.9 million and $5.3 million, respectively.

For the three and nine months ended September 30, 2021, the Company recorded expense of $0.8 million in General and Administrative expenses in the Condensed Consolidated Statement of Operations and Comprehensive Income upon triggering the recognition of a cease-use liability related to unoccupied leased office space; whereby, the Company no longer receives any economic benefit from the rights conveyed by the lease. The cease-use liability was determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease as required by ASC 420, Exit or Disposal Cost Obligations.

Future minimum lease obligations are as follows:

Year Ending
(in thousands)	December 31,
2021(for remaining three months)	$1,550
2022	5,347
2023	4,880
2024	1,015
2025	981
2026	368
Thereafter	76
$14,217

Capital Leases

As of September 30, 2021, the Company had seven lease agreements for certain equipment which provide for the transfer of ownership at the end of the lease term or are for underlying assets that will have an insignificant fair value at the end of the lease term. The Company has classified these agreements as capital leases and recognized the corresponding assets and liabilities within the Condensed Consolidated Balance Sheet.

The following is a schedule of future minimum lease payments under these agreements (including interest) as of September 30, 2021.

Year Ending
(in thousands)	December 31,
2021 (for remaining three months)	$674
2022	2,144
2023	1,937
2024	598
2025	170
Total	5,523
Less: Amount representing interest	(277)
Present Value of net minimum capital lease payments	$5,246

Capital leases short term	$2,140
Capital leases long term	3,106
Total	$5,246

Contingencies

From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. The Company records liabilities for contingencies including legal costs when it is probable that a liability has been incurred and when the amount can be reasonably estimated. Legal costs are expensed as incurred. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or other claims will have a material effect on the Company’s business, financial condition, results of operations or cash flows.

With respect to potential payments due related to the Zentrick acquisition, discussed in Footnote 4, Business Combinations, the Company and the Zentrick selling stockholders are currently in discussions to negotiate the early termination of the Zentrick Deferred Payment Terms and resolution of the contingent payments due for both the technical milestones and revenue targets. The Company believes the total of approximately $2.8 million for these potential payments reflected in the Condensed Consolidated Balance Sheet as contingent consideration current and other current liabilities reflect the Company’s estimated obligations under the stock purchase agreement entered into in connection with the transaction, as of September 30, 2021. In efforts to terminate early the Zentrick Deferred Payment Terms, the Company believes payment between $2.8 million and $5.5 million is possible, with no amount within the range being a better estimate than the amount recorded on the Condensed Consolidated Balance Sheets.

14. Commitments and Contingencies

Accrued Expense

Accrued expenses as of December 31, 2020 and December 31, 2019 were as follows:

	As of
	December 31,	December 31,
(in thousands)	2020	2019
Vendor payments	$3,896	$2,918
Employee commissions and bonuses	11,344	9,000
Payroll and other employee related expense	6,957	2,789
401k and pension expense	1,358	851
Other taxes	1,864	820
Total accrued expense	$25,419	$16,378

The Company periodically reviews its obligations for filing and payment of sales and use taxes in various jurisdictions to determine whether its business activities have created substantial nexus which would require collection, remittance, and filing of tax returns. During the year ended December 31, 2020, the Company recorded $1.2 million for additional filing obligations deemed probable. These contingencies are included in Accrued Expense in the Company’s Consolidated Balance Sheets.

Operating Leases

The Company and its subsidiaries have entered into operating lease agreements for certain of its office space, and data centers. The offices are located in the United States, Israel, Belgium, Finland, and Singapore. The data centers are premises used to house computing and networking equipment. The data center leases are located within the United States, Netherlands, Germany, and Singapore.

For the year ended December 31, 2020 rent expense for office and data center premises was $5.9 million and $1.1 million respectively. For the year ended December 31, 2019 rent expense for office and data center premises was $4.5 million and $1.5 million respectively. For the year ended December 31, 2018 rent expense for office and data center premises was $3.3 million and $1.4 million respectively.

Future minimum lease obligations are as follows:

Year Ending
(in thousands)	December 31,
2021	$5,458
2022	4,004
2023	3,461
2024	242
$13,165

Capital Leases

As of December 31, 2020, the Company has six lease agreements for certain equipment which provide for the transfer of ownership at the end of the lease term or are for underlying assets that will have an insignificant fair value at the end of the lease term. The Company has classified these agreements as capital leases and recognized the corresponding assets and liabilities within the Consolidated Balance Sheets.

The following is a schedule of future minimum lease payments under these agreements (including interest) as of December 31, 2020.

Year Ending
(in thousands)	December 31,
2021	$1,613
2022	1,615
2023	1,409
2024	510
2025	170
Total	5,317
Less: Amount representing interest	(355)
Present Value of net minimum capital lease payments	$4,962
Capital leases short term	$1,515
Capital leases long term	3,447
Total	$4,962

Contingencies

From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. The Company records liabilities for contingencies including legal costs when it is probable that a liability has been incurred and when the amount can be reasonably estimated. Legal costs are expensed as incurred. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or other claims will have a material effect on the Company’s business, financial condition, results of operations or cash flows.